ACQUISITIONS	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
ACQUISITIONS

2. ACQUISITIONS

Martinez Acquisition

On February 1, 2020, the Company acquired from Equilon Enterprises LLC d/b/a Shell Oil Products US (the “Seller”), the Martinez refinery and related logistics assets (collectively, the “Martinez Acquisition”), pursuant to a sale and purchase agreement dated June 11, 2019 (the “Sale and Purchase Agreement”). The Martinez refinery, located in Martinez, California, is a high-conversion, dual-coking facility that is strategically positioned in Northern California and provides for operating and commercial synergies with the Torrance refinery located in Southern California.

In addition to refining assets, the Martinez Acquisition includes a number of onsite logistics assets, including a deep-water marine facility, product distribution terminals and refinery crude and product storage facilities.

The aggregate purchase price for the Martinez Acquisition was $1,253.4 million, including final working capital of $216.1 million and the Martinez Contingent Consideration, as defined below. The transaction was financed through a combination of cash on hand, including proceeds from the 2028 Senior Notes (as defined in “Note 6 - Debt”), and borrowings under PBF Holding’s asset-based revolving credit agreement (the “Revolving Credit Facility”).

The Company accounted for the Martinez Acquisition as a business combination under GAAP whereby it recognizes assets acquired and liabilities assumed in an acquisition at their estimated fair values as of the date of acquisition. The purchase price and fair value allocation may be subject to adjustment pending completion of the final purchase valuation, which was in process as of June 30, 2020.

The total purchase consideration and the fair values of the assets and liabilities at the acquisition date, which may be subject to adjustments as noted above, were as follows:

(in millions)	Purchase Price
Gross purchase price	$960.0
Working capital, including post close adjustments	216.1
Contingent consideration (a)	77.3

Total consideration	$1,253.4

(a) The Martinez Acquisition includes an obligation for the Company to make post-closing earn-out payments to the Seller based on certain earnings thresholds of the Martinez refinery (as set forth in the Sale and Purchase Agreement), for a period of up to four years following the acquisition closing date (the “Martinez Contingent Consideration”). The Company recorded the Martinez Contingent Consideration based on its estimated fair value of $77.3 million at the acquisition date, which was recorded within “Other long-term liabilities” within the Condensed Consolidated Balance Sheets.

The following table summarizes the preliminary amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

(in millions)	Fair Value Allocation
Inventories	$224.1
Prepaid and other current assets	5.4
Property, plant and equipment	987.9
Operating lease right of use assets (a)	7.8
Financing lease right of use assets (a)	63.5
Deferred charges and other assets, net	63.7
Accrued expenses	$(1.4)
Current operating lease liabilities	(1.9)
Current financing lease liabilities (b)	(6.0)
Long-term operating lease liabilities	(5.9)
Long-term financing lease liabilities	(57.5)
Other long-term liabilities - Environmental obligation	(26.3)

Fair value of net assets acquired	$1,253.4

(a)	Operating and Financing lease right of use assets are recorded in Lease right of use assets - third party within the Condensed Consolidated Balance Sheet.
(b)	Current financing lease liabilities are recorded in Accrued expenses within the Condensed Consolidated Balance Sheet.

The Company’s Condensed Consolidated Financial Statements for the six months ended June 30, 2020 include the results of operations of the Martinez refinery and related logistics assets subsequent to the Martinez Acquisition. The same period in 2019 does not include the results of operations of such assets. On an unaudited pro-forma basis, the revenues and net income (loss) of the Company, assuming the acquisition had occurred on January 1, 2019, are shown below. The unaudited pro-forma information does not purport to present what the Company’s actual results would have been had the Martinez Acquisition occurred on January 1, 2019, nor is the financial information indicative of the results of future operations. The unaudited pro-forma financial information includes the depreciation and amortization expense related to the Martinez Acquisition and interest expense associated with the related financing.

(Unaudited, in millions)	Six Months Ended June 30, 2020	Six Months Ended June 30, 2019
Pro-forma revenues	$8,122.9	$13,845.8
Pro-forma net income (loss) attributable to PBF Holding	(987.4)	218.4

Acquisition Expenses

The Company incurred acquisition-related costs of $10.7 million for the six months ended June 30, 2020 consisting primarily of first quarter consulting and legal expenses related to the Martinez Acquisition. There were no material acquisition-related expenses during the three months ended June 30, 2020. There were no acquisition-related costs during the three and six months ended June 30, 2019. These costs are included in General and administrative expenses within the Condensed Consolidated Statements of Operations.